Pension plan obligations (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Subtotal	R$ 192,956	R$ 103,188
Capitalized	(15,033)	(7,884)
Other	14,437	10,653
Pension plan obligations (Note 29)	192,360	105,957
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	39,109	6,252
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	128,346	69,768
Sabesprev Mais Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	22,513	26,198
V I V E S T Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 2,988	R$ 970